THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING
EQUITY FUND
JUNE 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.1%

	Shares	Value
Argentina — 0.4%
Energy — 0.2%
YPF ADR *	9,986	$314,060

Financials — 0.2%
Grupo Financiero Galicia ADR	8,491	427,861

Total Argentina		741,921

Brazil — 8.6%
Consumer Discretionary — 2.0%
MercadoLibre *	1,631	4,262,831

Consumer Staples — 1.8%
Ambev	1,334,200	3,248,810
Raia Drogasil	246,500	684,239
		3,933,049

Energy — 2.4%
Petroleo Brasileiro ADR	404,285	5,057,605

Financials — 1.7%
Banco BTG Pactual	471,800	3,652,272

Industrials — 0.7%
Embraer ADR	24,400	1,388,604

Total Brazil		18,294,361

Chile — 0.6%
Materials — 0.6%
Sociedad Quimica y Minera de Chile ADR	34,818	1,228,031

Total Chile		1,228,031

China — 32.7%
Communication Services — 10.1%
Kuaishou Technology, Cl B *	976,764	7,928,919
NetEase	211,384	5,696,629
Tencent Holdings	123,195	7,938,095
		21,563,643

Consumer Discretionary — 11.8%
Alibaba Group Holding	228,403	3,233,241

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING
EQUITY FUND
JUNE 30, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
China — (continued)
Consumer Discretionary — (continued)
Alibaba Group Holding ADR	33,821	$3,835,640
BYD	414,000	6,445,953
Haidilao International Holding	797,000	1,519,524
Li Auto, Cl A *	213,700	2,916,774
Li Auto ADR *	116,505	3,158,451
Meituan, Cl B *	244,700	3,936,229
		25,045,812

Financials — 2.6%
China International Capital	2,389,997	5,418,768

Industrials — 2.4%
Contemporary Amperex Technology, Cl A	114,440	4,034,279
SF Holding	165,200	952,618
		4,986,897

Materials — 1.7%
Zijin Mining Group	1,430,000	3,677,667

Real Estate — 4.1%
China Resources Land	578,723	1,970,416
Country Garden Services Holdings	2,593,856	2,173,951
Longfor Group Holdings	3,909,500	4,632,630
		8,776,997

Total China		69,469,784

Congo, Democratic Republic — 1.3%
Materials — 1.3%
Ivanhoe Mines, Cl A *	366,993	2,751,439

Total Congo, Democratic Republic		2,751,439

Ghana — 0.4%
Energy — 0.4%
Kosmos Energy *	199,709	343,500
Tullow Oil *	2,532,590	551,444

Total Ghana		894,944

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING
EQUITY FUND
JUNE 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
Greece — 2.4%
Financials — 2.4%
Piraeus Financial Holdings	748,153	$5,164,986

Total Greece		5,164,986

India — 12.9%
Communication Services — 2.5%
Bharti Airtel	226,483	5,309,683

Financials — 3.4%
ICICI Bank	287,216	4,853,877
SBI Life Insurance	112,941	2,421,068
		7,274,945

Industrials — 3.0%
GMR Airports Infrastructure *	1,973,166	1,961,577
InterGlobe Aviation *	62,324	4,346,729
		6,308,306

Materials — 0.9%
Asian Paints	66,565	1,817,836

Real Estate — 3.1%
DLF	364,932	3,567,544
Macrotech Developers	186,523	3,015,647
		6,583,191

Total India		27,293,961

Luxembourg — 1.0%
Consumer Staples — 1.0%
Zabka Group *	366,799	2,198,875

Total Luxembourg		2,198,875

Mexico — 3.7%
Consumer Staples — 1.9%
Wal-Mart de Mexico	1,216,600	3,997,805

Financials — 1.8%
Grupo Financiero Banorte, Cl O	417,400	3,804,367

Total Mexico		7,802,172

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING
EQUITY FUND
JUNE 30, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Russia — –%
Energy — –%
Rosneft Oil PJSC (A)	292,949	$—

Total Russia		–

South Africa — 9.9%
Communication Services — 2.1%
MTN Group	570,914	4,527,346

Financials — 3.2%
Capitec Bank Holdings	22,541	4,489,862
Standard Bank Group	177,571	2,271,286
		6,761,148

Materials — 4.6%
Anglo American Platinum	49,030	2,174,868
Gold Fields ADR	169,770	4,018,456
Impala Platinum Holdings *	397,191	3,555,306
		9,748,630

Total South Africa		21,037,124

South Korea — 9.0%
Consumer Discretionary — 0.6%
Coupang, Cl A *	36,814	1,102,948

Financials — 2.9%
KB Financial Group	75,371	6,193,708

Industrials — 0.3%
HD Hyundai Electric	1,776	665,799

Information Technology — 5.2%
Samsung Electronics	250,574	11,080,788

Total South Korea		19,043,243

Taiwan — 6.7%
Information Technology — 6.7%
MediaTek	168,660	7,226,856
Taiwan Semiconductor Manufacturing	193,904	7,090,944

Total Taiwan		14,317,800

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING
EQUITY FUND
JUNE 30, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
United Arab Emirates — 0.5%
Financials — 0.5%
First Abu Dhabi Bank PJSC	252,078	$1,139,146

Total United Arab Emirates		1,139,146

United Kingdom — 1.4%
Materials — 1.4%
Anglogold Ashanti	63,906	2,912,196

Total United Kingdom		2,912,196

Vietnam — 2.5%
Consumer Staples — 0.7%
Masan Group *	524,000	1,541,318

Materials — 1.4%
Hoa Phat Group JSC *	3,356,868	2,925,012

Real Estate — 0.4%
Vincom Retail JSC *	959,593	905,925

Total Vietnam		5,372,255

Zambia — 3.1%
Materials — 3.1%
First Quantum Minerals *	373,443	6,620,437

Total Zambia		6,620,437

TOTAL COMMON STOCK
(Cost $160,478,037)		206,282,675

PREFERRED STOCK — 1.8%

Brazil — 1.8%
Financials — 1.8%
Itau Unibanco Holding (B)	580,600	3,922,189

Total Brazil		3,922,189

TOTAL PREFERRED STOCK

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING
EQUITY FUND
JUNE 30, 2025 (UNAUDITED)

PREFERRED STOCK — continued

	Shares	Value
Brazil — (continued)
(Cost $2,917,918)		$3,922,189

TOTAL INVESTMENTS— 98.9%
(Cost $163,395,955)		$210,204,864

Percentages are based on Net Assets of $212,518,371.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

ADR	American Depositary Receipt

Cl	Class

JSC	Joint Stock Company

PJSC	Public Joint Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	ECOFIN GLOBAL RENEWABLES
INFRASTRUCTURE FUND
JUNE 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.7%

	Shares	Value
Belgium — 2.7%
Utilities — 2.7%
Elia Group SA/NV	46,929	$5,401,154

Total Belgium		5,401,154

Brazil — 2.5%
Utilities — 2.5%
Neoenergia SA	1,065,570	4,986,333

Total Brazil		4,986,333

Canada — 4.3%
Utilities — 4.3%
Algonquin Power & Utilities	1,012,860	5,803,688
Northland Power	185,129	2,899,382

Total Canada		8,703,070

China — 4.8%
Energy — 1.7%
China Suntien Green Energy Corp Ltd	6,024,782	3,388,938

Utilities — 3.1%
China Longyuan Power Group Corp Ltd	5,820,898	5,252,477
Xinyi Energy Holdings Ltd	7,788,475	1,141,541
		6,394,018

Total China		9,782,956

Denmark — 1.0%
Utilities — 1.0%
Orsted AS *	48,054	2,062,918

Total Denmark		2,062,918

Germany — 3.2%
Utilities — 3.2%
E.ON SE	354,540	6,509,870

Total Germany		6,509,870

THE ADVISORS’ INNER CIRCLE FUND III	ECOFIN GLOBAL RENEWABLES
INFRASTRUCTURE FUND
JUNE 30, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
India — 5.9%
Utilities — 5.9%
ReNew Energy Global PLC, Cl A *	1,743,746	$12,049,285

Total India		12,049,285

Italy — 12.8%
Utilities — 12.8%
Enel SPA	1,278,616	12,092,696
ERG SPA	456,256	9,941,562
Terna - Rete Elettrica Nazionale	381,373	3,907,225

Total Italy		25,941,483

Japan — 2.2%
Utilities — 2.2%
RENOVA Inc *	978,505	4,397,329

Total Japan		4,397,329

Portugal — 3.0%
Utilities — 3.0%
EDP SA	1,399,934	6,060,518

Total Portugal		6,060,518

Spain — 5.9%
Utilities — 5.9%
EDP Renovaveis SA	532,551	5,938,331
Iberdrola SA	319,596	6,126,980

Total Spain		12,065,311

Switzerland — 5.1%
Utilities — 5.1%
BKW AG	46,921	10,254,457

Total Switzerland		10,254,457

United Kingdom — 10.0%
Utilities — 10.0%
Drax Group PLC	635,111	6,043,003
National Grid PLC	547,854	8,028,296

THE ADVISORS’ INNER CIRCLE FUND III	ECOFIN GLOBAL RENEWABLES
INFRASTRUCTURE FUND
JUNE 30, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United Kingdom — (continued)
Utilities — (continued)
SSE	243,284	$6,115,665

Total United Kingdom		20,186,964

United States — 33.3%
Utilities — 33.3%
Avista Corp	202,613	7,689,163
Clearway Energy Inc, Cl C	358,677	11,477,664
Constellation Energy Corp	41,092	13,262,854
Dominion Energy Inc	165,826	9,372,486
Exelon Corp	165,184	7,172,289
NextEra Energy Inc	89,731	6,229,126
Ormat Technologies Inc	67,348	5,641,069
Public Service Enterprise Group Inc	78,878	6,639,950

Total United States		67,484,601

TOTAL COMMON STOCK
(Cost $167,666,410)		195,886,249

CLOSED-END FUND — 1.8%

United Kingdom — 1.8%
Energy — 1.8%
Greencoat UK Wind PLC/Funds	2,138,484	3,531,980

Total United Kingdom		3,531,980

TOTAL CLOSED-END FUNDS
(Cost $3,696,960)		3,531,980

TOTAL INVESTMENTS— 98.5%
(Cost $171,363,370)		$199,418,229

Percentages are based on Net Assets of $202,541,706.

*	Non-income producing security.

Cl	Class

Ltd.	Limited

PLC	Public Limited Company

THE ADVISORS’ INNER CIRCLE FUND III	ECOFIN GLOBAL RENEWABLES
INFRASTRUCTURE FUND
JUNE 30, 2025 (UNAUDITED)

RWC-QH-001-1600